Deposits [Text Block] (Tables)	12 Months Ended
Mar. 31, 2016
Banking and Thrift [Abstract]
Time Deposits by Maturity [Table Text Block]

	Domestic	Foreign
	(in millions)
Due in one year or less	¥35,553,119	¥24,020,814
Due after one year through two years	6,076,048	460,129
Due after two years through three years	2,957,445	280,569
Due after three years through four years	981,293	146,945
Due after four years through five years	998,626	34,147
Due after five years	846,129	6,503

Total	¥47,412,660	¥24,949,107